Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.17288%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$912,209.72

Principal:
Principal Collections	$14,511,802.83
Prepayments in Full	$7,145,734.30
Liquidation Proceeds	$165,251.12
Recoveries	$41,227.38
Sub Total	$21,864,015.63
Collections	$22,776,225.35

Purchase Amounts:
Purchase Amounts Related to Principal	$326,660.45
Purchase Amounts Related to Interest	$1,766.01
Sub Total	$328,426.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,104,651.81

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	38
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,104,651.81
Servicing Fee	$262,746.29	$262,746.29	$0.00	$0.00	$22,841,905.52
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,841,905.52
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,841,905.52
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,841,905.52
Interest - Class A-3 Notes	$126,199.70	$126,199.70	$0.00	$0.00	$22,715,705.82
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$22,372,924.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,372,924.82
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$22,244,658.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,244,658.15
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$22,155,181.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,155,181.48
Regular Principal Payment	$20,132,666.33	$20,132,666.33	$0.00	$0.00	$2,022,515.15
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,022,515.15
Residual Released to Depositor	$0.00	$2,022,515.15	$0.00	$0.00	$0.00
Total		$23,104,651.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,132,666.33
Total					$20,132,666.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,132,666.33	$36.78	$126,199.70	$0.23	$20,258,866.03	$37.01
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$20,132,666.33	$12.75	$686,724.04	$0.43	$20,819,390.37	$13.18

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$49,980,080.15	0.0913195	$29,847,413.82	0.0545347
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$259,090,080.15	0.1641005	$238,957,413.82	0.1513490

Pool Information
Weighted Average APR	3.320%	3.317%
Weighted Average Remaining Term	26.39	25.58
Number of Receivables Outstanding	26,158	25,191
Pool Balance	$315,295,542.04	$293,046,048.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$291,449,459.85	$270,983,051.12
Pool Factor	0.1824627	0.1695869

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$22,062,997.27
Targeted Overcollateralization Amount	$54,088,634.57
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,088,634.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$100,044.95
(Recoveries)		116	$41,227.38
Net Loss for Current Collection Period			$58,817.57
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2239%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2232%
Second Prior Collection Period			-0.0091%
Prior Collection Period			-0.2433%
Current Collection Period			0.2320%
Four Month Average (Current and Prior Three Collection Periods)			0.0507%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,861	$14,368,592.60
(Cumulative Recoveries)			$3,176,880.26
Cumulative Net Loss for All Collection Periods			$11,191,712.34
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6477%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,721.47
Average Net Loss for Receivables that have experienced a Realized Loss			$2,898.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.26%	214	$3,693,443.68
61-90 Days Delinquent	0.14%	23	$403,073.33
91-120 Days Delinquent	0.04%	6	$103,576.12
Over 120 Days Delinquent	0.20%	36	$598,156.84
Total Delinquent Receivables	1.64%	279	$4,798,249.97

Repossession Inventory:
Repossessed in the Current Collection Period		4	$69,979.91
Total Repossessed Inventory		11	$182,497.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2184%
Prior Collection Period			0.2064%
Current Collection Period			0.2580%
Three Month Average			0.2276%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3770%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	38

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	55	$849,451.56
2 Months Extended	74	$1,133,529.41
3+ Months Extended	9	$203,351.54

Total Receivables Extended	138	$2,186,332.51

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer